S000054498 [Member] Average Annual Total Returns		12 Months Ended		60 Months Ended		66 Months Ended	102 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [3]	Dec. 31, 2024
STOXX® USA ESG Select KPIs Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	20.13%		13.68%			13.97%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	[2],[3]	14.27%	[2],[3]	14.56%	14.39% [2]
FlexShares STOXX US ESG Select Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		20.28%		13.87%			14.38%
Performance Inception Date							Jul. 13, 2016
FlexShares STOXX US ESG Select Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.93%		13.51%			13.98%
FlexShares STOXX US ESG Select Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.24%		11.06%			11.87%

[1]	Formerly known as STOXX® USA ESG Impact IndexSM.
[2]	Reflects no deduction for fees, expenses or taxes.
[3]	Reflects no deduction for fees, expenses or taxes.